Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, $ in Millions		12 Months Ended
	May 19, 2022 shares	Dec. 31, 2022 EUR (€) bond	Dec. 31, 2021 EUR (€) bond	Dec. 31, 2022 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of financial assets [line items]
Contractual limit amount		€ 83,706	€ 84,794
Current financial assets		2,444	3,835
Bonds issued		31,095	32,156
Non-current financial assets		6,219	6,062
Long-term credits
Disclosure of financial assets [line items]
Transfers and other		(384)	(47)
Non-current financial assets		981	890		€ 252
Additions		503	686
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Current financial assets		365	564
Currency swaps
Disclosure of financial assets [line items]
Current financial assets		42	279
Trade receivables
Disclosure of financial assets [line items]
Transfers and other		(197)	(65)
Non-current financial assets		1,019	752		€ 551
Additions		616	540
Trade receivables | Onnet Fibra Colombia S.A.S.
Disclosure of financial assets [line items]
Non-current financial assets		59
Additions		69
Financial assets at fair value through other comprehensive income, category [member] | Trade receivables | Telefónica Germany
Disclosure of financial assets [line items]
Non-current financial assets		292	269
Spire Notes
Disclosure of financial assets [line items]
Contractual limit amount		939	1,000	$ 1,000
Other long-term credits			295
Other current financial assets		939	591
Transfers and other		313
Pegaso PCS S.A. de CV | Federal Treasury Certificates [Member]
Disclosure of financial assets [line items]
Contractual limit amount		260
Alamo HoldCo S.L.
Disclosure of financial assets [line items]
Contractual limit amount		82
Telxius Towers | Long-term credits
Disclosure of financial assets [line items]
Transfers and other		€ 264	€ 246
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond		79,034	166,678
Bonds issued		€ 78	€ 173
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets		104	85
Telefónica Brasil, S.A.
Disclosure of financial assets [line items]
Long-term deposits		501	431
BBVA
Disclosure of financial assets [line items]
Investments in associates		€ 249	€ 232
Proportion of ownership interest in associate (as a percent)		0.73%	0.66%
China Unicom Broadban Online Limited Corp. [Member]
Disclosure of financial assets [line items]
Investments in associates		€ 105	€ 80
Proportion of ownership interest in associate (as a percent)		0.59%	0.59%
Promotora de informaciones, S.A. (Prisa)
Disclosure of financial assets [line items]
Investments in associates		€ 4	€ 36
Proportion of ownership interest in associate (as a percent)		1.87%	9.03%
Number of shares sold, investments in associates (in shares) | shares	50,147,058
Increase (decrease) proportion of ownership interest in associate (in percent)	7.076%
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income		€ 71
InfraCo, SpA
Disclosure of financial assets [line items]
Proportion of ownership interest in associate (as a percent)		40.00%
InfraCo, SpA | Telefónica Chile, S.A.
Disclosure of financial assets [line items]
Proportion of ownership interest in joint venture, disposal			0.40
InfraCo, SpA | Telefónica Chile, S.A. | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Long-term credits to associates and joint ventures		€ 75	€ 87